COLUMBIA FUNDS SERIES TRUST I

Columbia Bond Fund

(the “Fund”)

Supplement dated December 28, 2012 to the Prospectuses

dated August 1, 2012 and November 8, 2012, as supplemented

Portfolio Manager Change

Effective December 31, 2012, Alexander D. Powers will no longer serve as a portfolio manager of the Fund. Carl W. Pappo and Michael Zazzarino will continue managing the Fund, with Mr. Pappo becoming the lead manager for the Fund. Accordingly, the prospectuses for the Fund are modified, effective December 31, 2012, to remove all references to Mr. Powers and refer to Mr. Pappo as lead manager.

Shareholders should retain this Supplement for future reference.

C-1176-4 A (12/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Bond Fund

(the “Fund”)

Supplement dated December 28, 2012 to the Prospectuses

dated August 1, 2012 and November 8, 2012, as supplemented

Portfolio Manager Change

Effective December 31, 2012, Alexander D. Powers will no longer serve as a portfolio manager of the Fund. Carl W. Pappo, Brian Lavin and Michael Zazzarino will continue managing the Fund, with Mr. Pappo as lead manager. Accordingly, the prospectuses for the Fund are modified, effective December 31, 2012, to remove all references to Mr. Powers.

Shareholders should retain this Supplement for future reference.

C-1186-4 A (12/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Value Fund I

(the “Fund”)

Supplement dated December 28, 2012 to the Prospectuses

dated September 1, 2012 and November 8, 2012, as supplemented

Portfolio Manager Change

Effective December 31, 2012, Stephen D. Barbaro will no longer serve as a portfolio manager of the Fund. Jeremy H. Javidi and John S. Barrett will continue managing the Fund, with Mr. Javidi as lead manager. Accordingly, the prospectuses for the Fund are modified, effective December 31, 2012, to remove all references to Mr. Barbaro.

Shareholders should retain this Supplement for future reference.

C-1361-5 A (12/12)